CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     Through
                        NATIONWIDE VL SEPARATE ACCOUNT-C
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                   The Date Of This Prospectus Is May 1, 2005
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                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
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Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
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Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

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                   TELEPHONE: 1-877-351-8808
                         TDD: 1-800-238-3035

                   U.S. MAIL: Nationwide Life and Annuity Insurance Company
                              Corporate Insurance Markets
                              One Nationwide Plaza, (1-11-08)
                              Columbus, OH 43215-2220

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PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND
ALL RIGHTS AND OBLIGATIONS.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE
SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
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      THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
      EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
      GOVERNMENT AGENCY.
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      THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY
NOT LAWFULLY BE MADE.
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The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION,
THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

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                                TABLE OF CONTENTS
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TABLE OF CONTENTS..........................................i
-----------------

IN SUMMARY: POLICY BENEFITS................................1
---------------------------

IN SUMMARY: POLICY RISKS...................................3
------------------------

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY ............................................4

IN SUMMARY: FEE TABLES.....................................6
----------------------

AVAILABLE SUB-ACCOUNTS.....................................9
----------------------

THE POLICY................................................24
----------

   Policy Owner Rights....................................24
   -------------------

   The Beneficiary........................................24
   ---------------

   To Purchase............................................24
   -----------

   Coverage...............................................25
   --------

   Coverage Effective Date................................25
   -----------------------

   To Cancel (Examination Right)..........................25
   -----------------------------

   To Change Coverage.....................................25
   ------------------

   Sub-Account Portfolio Transfers........................26
   -------------------------------

   Fixed Account Transfers................................27
   -----------------------

   Modes To Make A Transfer...............................27
   ------------------------

   To Irrevocably Transfer Cash Value Or Exchange The Policy  28
   ---------------------------------------------------------

   To Terminate Or Surrender..............................28
   -------------------------

   To Assign..............................................29
   ---------

   Proceeds Upon Maturity.................................29
   ----------------------

   Reports And Illustrations..............................30
   -------------------------

   Errors Or Misstatements................................30
   -----------------------

   Incontestability.......................................30
   ----------------

   If We Modify The Policy................................30
   -----------------------

RIDERS....................................................30
------

   Change Of Insured Rider................................31
   -----------------------

   Additional (insurance) Protection Rider................31
   ---------------------------------------

PREMIUM...................................................31
-------

   Initial Premium........................................31
   ---------------

   Subsequent Premiums....................................31
   -------------------

CHARGES...................................................32
-------

   Premium Load (Charge)..................................33
   ---------------------

   Partial Surrender Fee..................................34
   ---------------------

   Cost Of Insurance......................................34
   -----------------

   Mortality And Expense Risk.............................34
   --------------------------

   Policy Loan Interest...................................35
   --------------------

   Administrative.........................................35
   --------------

   Additional (insurance) Protection Rider................35
   ---------------------------------------

   A Note on Charges......................................35
   -----------------

TO ALLOCATE PREMIUM AND SUB-ACCOUNT
VALUATION.................................................37
---------

   Variable Investment Options............................37
   ---------------------------

   The Fixed Investment Option............................37
   ---------------------------

   Allocation Of Premium And Cash Value...................38
   ------------------------------------

   When Sub-Account Units Are Valued......................38
   ---------------------------------

   How Investment Experience Is Determined................38
   ---------------------------------------

   Cash Value.............................................39
   ----------

   Dollar Cost Averaging..................................39
   ---------------------

THE DEATH BENEFIT.........................................40
-----------------

   Calculation Of The Death Benefit Proceeds..............40
   -----------------------------------------

   Death Benefit Options..................................41
   ---------------------

   The Minimum Required Death Benefit.....................41
   ----------------------------------

   Changes In The Death Benefit Option....................42
   -----------------------------------

   Suicide................................................43
   -------

SURRENDERS................................................43
----------

   Full Surrender.........................................43
   --------------

   Other Amounts Paid At Surrender........................43
   -------------------------------

   Partial Surrender......................................44
   -----------------

   Reduction Of Specified Amount On A Partial Surrender...44
   ----------------------------------------------------

THE PAYOUT OPTIONS........................................45
------------------

   Interest Income........................................45
   ---------------

   Income For A Fixed Period..............................45
   -------------------------

   Life Income With Payments Guaranteed...................45
   ------------------------------------

   Fixed Income For Varying Periods.......................46
   --------------------------------

   Joint And Survivor Life................................46
   -----------------------

   Alternate Life Income..................................46
   ---------------------

POLICY LOANS..............................................46
------------

   Loan Amount And Interest...............................46
   ------------------------

   Collateral.............................................47
   ----------

   Repayment..............................................47
   ---------

   Net Effect Of Loans....................................47
   -------------------

LAPSE.....................................................47
-----

   Grace Period...........................................47
   ------------

   Reinstatement..........................................48
   -------------

TAXES.....................................................48
-----

   Types Of Taxes Of Which To Be Aware....................48
   -----------------------------------

   Buying The Policy......................................49
   -----------------

   Investment Gain In The Policy..........................49
   -----------------------------

   Periodic Withdrawals, Non-Periodic Withdrawals
   And Loans..............................................50
   --------------------------------------------------------

   Surrender Of The Policy................................51
   -----------------------

   Withholding............................................51
   -----------

   Exchanging The Policy For Another Life Insurance
   Policy.................................................52
   -------------------------------------------------------

   Taxation Of Death Benefits.............................52
   --------------------------

   Special Considerations for Corporations................52
   ---------------------------------------

   Taxes And The Value Of Your Policy.....................53
   ----------------------------------

   Tax Changes............................................53
   -----------

NATIONWIDE LIFE AND ANNUITY INSURANCE
COMPANY...................................................54
-------

NATIONWIDE VL SEPARATE ACCOUNT-C..........................54
--------------------------------

   Organization, Registration And Operation...............54
   ----------------------------------------

   Addition, Deletion, Or Substitution Of Mutual
   Funds..................................................55
   ---------------------------------------------------

   Voting Rights..........................................55
   -------------

LEGAL PROCEEDINGS.........................................56
-----------------

   Nationwide Life And Annuity Insurance
   --------------------------------------
   Company................................................56
   -------

   Nationwide Investment Services Corporation.............59
   ------------------------------------------

FINANCIAL STATEMENTS......................................59
--------------------

APPENDIX A: DEFINITIONS..................................A-1
-----------------------

                           IN SUMMARY: POLICY BENEFITS

     Appendix A defines certain words and phrases we use in this prospectus.



DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

|X| Option One is THE GREATER OF the Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 41.


YOUR OR YOUR BENEFICIARY'S CHOICE OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 45.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 42; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 44; "The Beneficiary," beginning on page 24; and "Policy Owner Rights," beginning on page 24.



ACCESS TO CASH VALUE


Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios PLUS 100% of the Fixed Account PLUS 100% of the loan account immediately prior to the policy loan.

|X|  The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 46.

|X| Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 44.

|X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 43 and "The Payout Options," beginning on page 45.

PREMIUM FLEXIBILITY

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 31.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

|X| The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 26; "Modes To Make A Transfer," beginning on page 27 and "Available Sub-Accounts," beginning on page 9 "Variable Investment Options," beginning on page 37.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page 26. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 39.

TAXES

Unless you make a withdrawal, you will generally not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 41. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 48.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 29.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 25.

RIDERS

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

|X| Change Of Insured Rider (There is no charge for this Rider.)

|X| Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 30.

                            IN SUMMARY: POLICY RISKS


IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

EFFECT OF PARTIAL SURRENDERS AND LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan would decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 50. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, of which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER
RESTRICTIONS AND LIMITATIONS

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 26 and "Modes To Make A Transfer," beginning on page 27. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

          Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on the Insured.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy's cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, FOLLOWING IS A BASIC OVERVIEW. ( PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)


|X|  At issue, the policy will require a minimum initial Premium payment.

          Among other considerations, this amount will be based on: the Insured's age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

|X|  At the time of a Premium payment, we will deduct transaction fees.

|X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

|X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

|X|  You may be able to vary the timing and amount of Premium payments.

          So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

|X| After the first policy year, you may request to increase or decrease the policy's Specified Amount.

          This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

|X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

          As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

|X| Prior to the Insured's death you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

          Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 32.

====================================================================================================================================
                                                     TRANSACTION FEES (CHARGE)
====================================================================================================================================
===================================== ============================= ================================================================
               CHARGE                   WHEN CHARGE IS DEDUCTED                                 AMOUNT
                                                                                 (DEDUCTED FROM EACH PREMIUM PAYMENT)
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
            PREMIUM LOAD                 Upon Making A Premium                         Maximum Guaranteed Charge
         (Charge) (1), (2)                      Payment                                9.00% Of Premium Payments
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
      PARTIAL SURRENDER FEE(3)           Upon Partial Surrender                        Maximum Guaranteed Charge
                                                                                                  $25
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                            Current Charge
                                                                                                   0
------------------------------------- ----------------------------- ----------------------------------------------------------------

(1) We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.
(2) The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)," beginning on page 33.
(3) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

------------------------------------------------------------------------------------------------------------------------------------
                               PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
===================================== ============================= ================================================================
               Charge                   When Charge Is Deducted                                 Amount
               ------                   -----------------------                                 -------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
     COST OF INSURANCE(4), (5)                  Monthly                   Minimum              Maximum          Representative (6)
  Representative - For An Issue Age
   40, Non-tobacco, in the tenth
      policy year, issued on a
 short-form, non-medical basis and
      Death Benefit Option One
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
                                                                      $0.03 per month      $83.33 per month      $0.31 per month
------------------------------------- ----------------------------- -------------------- -------------------- ----------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- -------------------------------- -------------------------------
           MORTALITY AND                 Daily Based on Annual            Maximum Guaranteed                   Currently
          EXPENSE RISK(7)                     Percentages
------------------------------------- ----------------------------- -------------------------------- -------------------------------
------------------------------------- ----------------------------- -------------------------------- -------------------------------
                                                                          0.75% of Cash Value             0.40% of Cash Value
------------------------------------- ----------------------------- -------------------------------- -------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                     Proportionately From Your Chosen Variable Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

------------------------------------- ----------------------------- ----------------------------------------------------------------
      POLICY LOAN INTEREST (8)          Annually (Accrues Daily)                          Maximum Guaranteed

------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   3.75% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- -----------------------------
                                                                                             Current Rates
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- -----------------------------
                                                                                   3.70% Of The Policy Loan Balance
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                   On Balance of Policy Indebtedness
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- ------------------------------- --------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                   Currently
------------------------------------- ----------------------------- ------------------------------- --------------------------------
------------------------------------- ----------------------------- -------------------------------
                                                                            $10 per month                    $5 per month
------------------------------------- ----------------------------- ------------------------------- --------------------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
------------------------------------- ----------------------------- ----------------------------------------------------------------
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
 ADDITIONAL (INSURANCE) PROTECTION              Monthly                   Minimum               Maximum         Representative(12)
       RIDER (9), (10), (11)
 Representative - For An Issue Age
40 Non-tobacco, in the tenth policy
   year, issued on a short-form,
         non-medical basis.
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.22 per month
------------------------------------- ----------------------------- --------------------- -------------------- ---------------------
------------------------------------- ----------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                          Proportionately From Your Chosen Variable And Fixed
                                                                                          Investment Options
------------------------------------- ----------------------------- ----------------------------------------------------------------

---------------------------------------
(4) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.
(5) The cost of insurance rate will increase over time, so ask for a policy illustration, or see the Policy Data Page, for more information on your cost.
(6)  This amount may not be representative of your cost.
(7) Currently, during the first through fourth years from the Policy Date, this charge is 0.40% of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% of Cash Value. Thereafter, it is currently 0.10% of Cash Value.
(8) We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 46.
(9) The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.
(10) Ask for a policy illustration, or see the Policy Data Page, for more information your cost.
(11) The continuation of the rider is contingent on the policy being In Force.
(12) This amount may not be representative of your cost.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE EACH SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

==================================================================================================================================

TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
==================================================================================================================================
======================================================================================== ===================== ===================

                 TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                         MAXIMUM              MINIMUM
---------------------------------------------------------------------------------------- --------------------- -------------------
---------------------------------------------------------------------------------------- --------------------- -------------------
     (expenses that are deducted from the Sub-Account portfolio assets, including               0.26%                2.57%
            management fees, distribution (12b-1) fees, and other expenses)
---------------------------------------------------------------------------------------- --------------------- -------------------

The following section lists the Sub-Accounts and identifies their expenses, investment types, and advisers.

--------------------------------------------------------------------------------
                             AVAILABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We identify Sub-Accounts by the name of the underlying mutual funds. The sub-account portfolio operating expenses shown are deducted by the underlying mutual fund before it provides us with daily net asset value. We then deduct applicable charges from the net asset value in calculating the unit value of the corresponding sub-account. The underlying mutual funds provided us with the expense information. We have not independently verified it. Expenses of the underlying mutual funds are subject to change. The current management fees and other expenses, including any fee waivers and expense reimbursements, are more fully described in the prospectus for each underlying mutual fund.


 ANNUAL EXPENSES OF THE UNDERLYING MUTUAL FUNDS HELD BY THE SUB-ACCOUNT PORTFOLIOS
             (as a percentage of underlying mutual fund net assets)
------------------------------------------------------------------------------------------------------------
                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT
------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I.        0.72%           0.30%           0.00%            1.02%
Basic Value Fund: Series I Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I.        0.61%           0.30%           0.00%            0.91%
Capital Development Fund: Series I Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I.        0.74%           0.40%           0.00%            1.14%
International Growth Fund: Series I
Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products            0.47%           0.25%           0.28%            1.00%
Series Fund, Inc. - AllianceBernstein
Growth and Income Portfolio: Class A
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,          0.70%           0.00%           0.00%            0.70%
Inc. - American Century VP Income &
Growth Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,          1.27%           0.00%           0.00%            1.27%
Inc. - American Century VP International
Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,          1.00%           0.00%           0.00%            1.00%
Inc. - American Century VP Ultra Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,          0.93%           0.00%           0.00%            0.93%
Inc. - American Century VP Value Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,          1.00%           0.00%           0.00%            1.00%
Inc. - American Century VP Vista Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Baron Capital Funds Trust - Baron              1.00%           0.11%           0.25%            1.36%
Capital Asset Fund: Insurance Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. - CVS            0.70%           0.65%           0.00%            1.35%
Social Equity Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap         1.25%           0.32%           0.00%            1.57%
Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International            1.00%           0.37%           0.00%            1.37%
Focus Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value          0.75%           0.39%           0.00%            1.14%
Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - MidCap         0.75%           0.03%           0.00%            0.78%
Stock Portfolio: Initial Shares
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT
------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small          0.35%           0.00%           0.25%            0.60%
Cap Stock Index Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth            0.75%           0.07%           0.00%            0.82%
Fund, Inc.: Initial Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial        0.25%           0.01%           0.00%            0.26%
Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -             0.75%           0.04%           0.00%            0.79%
Appreciation Portfolio: Initial Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -             1.00%           0.25%           0.00%            1.25%
International Value Portfolio: Initial
Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
FAM Series Funds, Inc. - Mercury               0.75%           0.11%           0.15%            1.01%
International Index Portfolio:  Class II
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. -              0.46%           0.07%           0.15%            0.68%
Mercury Large Cap Core V.I. Fund:  Class
II
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated         0.60%           0.37%           0.25%            1.22%
Quality Bond Fund II: Primary Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.47%           0.11%           0.10%            0.68%
Fund - VIP Equity-Income Portfolio:
Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.58%           0.10%           0.10%            0.78%
Fund - VIP Growth Portfolio: Service
Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.58%           0.13%           0.10%            0.81%
Fund - VIP High Income Portfolio:
Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.72%           0.19%           0.10%            1.01%
Fund - VIP Overseas Portfolio: Service
Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.57%           0.11%           0.10%            0.78%
Fund II - VIP Contrafund(R) Portfolio:
Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.43%           0.13%           0.10%            0.66%
Fund II - VIP Investment Grade Bond
Portfolio: Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.58%           0.14%           0.10%            0.82%
Fund III - VIP Growth Opportunities
Portfolio: Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.57%           0.14%           0.10%            0.81%
Fund III - VIP Mid Cap Portfolio:
Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products           0.57%           0.14%           0.10%            0.81%
Fund III - VIP Value Strategies
Portfolio: Service Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance          0.53%           0.18%           0.25%            0.96%
Products Trust - Franklin Small Cap
Value Securities Fund: Class 2
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance          0.69%           0.22%           0.25%            1.16%
Products Trust - Templeton Foreign
Securities Fund: Class 2
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.30%           0.27%           0.00%            0.57%
Dreyfus GVIT Mid Cap Index Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.70%           0.24%           0.00%            0.94%
Federated GVIT High Income Bond Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            1.15%           0.25%           0.00%            1.40%
Gartmore GVIT Emerging Markets Fund:
Class I
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            1.00%           0.27%           0.00%            1.27%
Gartmore GVIT Global Financial Services
Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            1.00%           0.26%           0.00%            1.26%
Gartmore GVIT Global Health Sciences
Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.98%           0.30%           0.00%            1.28%
Gartmore GVIT Global Technology and
Communications Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.80%           0.28%           0.00%            1.08%
Gartmore GVIT Global Utilities Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.49%           0.24%           0.00%            0.73%
Gartmore GVIT Government Bond Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.60%           0.25%           0.00%            0.85%
Gartmore GVIT Growth Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            1.00%           0.33%           0.00%            1.33%
Gartmore GVIT International Growth Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Conservative Fund: Class II*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Conservative Fund: Class II*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderate Fund: Class II*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Moderately Aggressive Fund: Class II*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.13%           0.18%           0.25%            0.56%
Gartmore GVIT Investor Destinations
Aggressive Fund: Class II*
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.75%           0.23%           0.00%            0.98%
Gartmore GVIT Mid Cap Growth Fund -
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.37%           0.25%           0.00%            0.62%
Gartmore GVIT Money Market Fund:
Class I
------------------------------------------------------------------------------------------------------------

*The Gartmore Variable Insurance Trust - GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the GVIT Investor Destinations Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund expenses. These expenses are not included in the expenses shown above. They are as follows:

Gartmore GVIT Investor Destinations Conservative Fund: Class II               0.33%
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II    0.31%
Gartmore GVIT Investor Destinations Moderate Fund: Class II                   0.30%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II      0.31%
Gartmore GVIT Investor Destinations Aggressive Fund: Class II                 0.30%


------------------------------------------------------------------------------------------------------------
                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.37%           0.18%           0.00%            0.55%
Gartmore GVIT Money Market Fund:
Class V
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.59%           0.24%           0.00%            0.83%
Gartmore GVIT Nationwide(R) Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.90%           0.29%           0.00%            1.19%
Gartmore GVIT Nationwide(R) Leaders Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            0.90%           0.33%           0.00%            1.23%
Gartmore GVIT U.S. Growth Leaders Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust -            1.00%           0.25%           0.00%            1.25%
Gartmore GVIT Worldwide Leaders Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - GVIT       0.95%           0.26%           0.00%            1.21%
Small Cap Growth Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - GVIT       0.87%           0.24%           0.00%            1.11%
Small Cap Value Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - GVIT       0.93%           0.26%           0.00%            1.19%
Small Company Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - J.P.       0.73%           0.25%           0.00%            0.98%
Morgan GVIT Balanced Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - Van        0.75%           0.19%           0.00%            0.94%
Kampen GVIT Comstock Value Fund: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - Van        0.75%           0.26%           0.00%            1.01%
Kampen GVIT Multi Sector Bond Fund:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust -       0.80%           0.08%           0.00%            0.88%
Goldman Sachs VIT Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Balanced Portfolio:       0.55%           0.01%           0.25%            0.81%
Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Forty Portfolio:          0.64%           0.02%           0.25%            0.91%
Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology         0.64%           0.07%           0.25%            0.96%
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International             0.64%           0.04%           0.25%            0.93%
Growth Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust - JPMorgan           0.65%           0.21%           0.00%            0.86%
Investment Trust Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust - JPMorgan           0.74%           0.19%           0.00%            0.93%
Investment Trust Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. - Mid-Cap        0.75%           0.42%           0.00%            1.17%
Value Portfolio: Class VC
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management           1.15%           1.17%           0.25%            2.57%
Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management           0.85%           0.13%           0.00%            0.98%
Trust - AMT Guardian Portfolio: Class I
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                  FUND                      MANAGEMENT         OTHER           12B-1      TOTAL UNDERLYING
                                               FEES          EXPENSES          FEES          MUTUAL FUND
                                                                                           EXPENSES BEFORE
                                                                                           ANY FEE WAIVER
                                                                                             OR EXPENSE
                                                                                            REIMBURSEMENT
------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management           0.84%           0.08%           0.00%            0.92%
Trust - AMT Mid-Cap Growth Portfolio:
Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management           0.83%           0.08%           0.00%            0.91%
Trust - AMT Partners Portfolio: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           0.67%           0.02%           0.00%            0.69%
Oppenheimer Aggressive Growth Fund/VA:
Non-Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           0.64%           0.02%           0.00%            0.66%
Oppenheimer Capital Appreciation
Fund/VA: Non-Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           0.63%           0.03%           0.00%            0.66%
Oppenheimer Global Securities Fund/VA:
Non-Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           0.66%           0.01%           0.00%            0.67%
Oppenheimer Main Street(R) Fund/VA:
Non-Service Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - All           0.80%           0.25%           0.00%            1.05%
Asset Portfolio: Administrative Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - Low           0.25%           0.25%           0.00%            0.50%
Duration Portfolio: Administrative Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - Real          0.25%           0.25%           0.00%            0.50%
Return Portfolio: Administrative Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust - Total         0.25%           0.25%           0.00%            0.50%
Return Portfolio: Administrative Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust -             0.65%           0.13%           0.00%            0.78%
Pioneer High Yield VCT Portfolio: Class
I Shares
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Royce Capital Fund - Royce Micro-Cap           1.25%           0.09%           0.00%            1.34%
Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.25%            1.10%
Rowe Price Equity Income Portfolio:
Class II
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.25%            1.10%
Rowe Price Mid-Cap Growth Portfolio:
Class II
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc. - T.         0.85%           0.00%           0.00%            0.85%
Rowe Price New America Growth Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -            1.00%           0.39%           0.00%            1.39%
Worldwide Emerging Markets Fund: Initial
Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -            1.00%           0.20%           0.00%            1.20%
Worldwide Hard Assets Fund: Initial Class
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.        0.75%           0.35%           0.00%            1.10%
- Emerging Markets Debt Portfolio: Class
I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.        0.75%           0.38%           0.00%            1.13%
- Mid Cap Growth Portfolio: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.        0.76%           0.26%           0.00%            1.02%
- U.S. Real Estate Portfolio: Class I
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Growth Portfolio      0.69%           0.06%           0.25%            1.00%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real Estate           0.90%           0.39%           0.25%            1.55%
Securities Portfolio
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Funds - Wells       0.72%           0.20%           0.25%            1.17%
Fargo Advantage Opportunity Fund VT
------------------------------------------------------------------------------------------------------------

The Sub-Accounts available through this policy, their advisers, and their investment objectives are:

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

BARON CAPITAL FUNDS TRUST - BARON CAPITAL ASSET FUND: INSURANCE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BAMCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. - CVS SOCIAL EQUITY PORTFOLIO
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Calvert Asset Management Company, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO (formerly, Credit Suisse Trust- Global Post-Venture Capital Portfolio)
This sub-account is only available in policies issued before September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This sub-account is only available in policies issued before September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This sub-account is only available in policies issued before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - MIDCAP STOCK PORTFOLIO: INITIAL SHARES
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Results that exceed total return performance of S&P 400.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FAM SERIES FUNDS, INC. - MERCURY INTERNATIONAL INDEX PORTFOLIO:  CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and long-term growth of income accompanied by growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND:  CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Merrill Lynch Investment Managers, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total investment return.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS V
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I (formerly, Gartmore Variable Insurance Trust -
Comstock GVIT Value Fund: Class I)
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Goldman Sachs Asset Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES (formerly, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares)
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Mid Cap Growth Portfolio)
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              JPMorgan Investment Advisors Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and secondarily, current income by investing primarily in equity securities.
------------------------------------------------ -----------------------------------------------------------------------------------

JPMORGAN INVESTMENT TRUST - JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO (formerly, One Group(R) Investment Trust - One Group
Investment Trust Mid Cap Value Portfolio)
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              JPMorgan Investment Advisors Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
------------------------------------------------ -----------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO: CLASS VC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Lord Abbett & Co.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO: CLASS I
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: NON-SERVICE SHARES
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -ALL ASSET PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -LOW DURATION PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -REAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST -TOTAL RETURN PORTFOLIO: ADMINISTRATIVE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pacific Investment Management Company LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize real return consistent with preservation of capital and prudent investment management.
------------------------------------------------ -----------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST - PIONEER HIGH YIELD VCT PORTFOLIO: CLASS I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Pioneer Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

ROYCE CAPITAL FUND - ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Royce & Associates, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO: CLASS II
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing in companies believed to be in the fast-growing sectors that define the "new America."
------------------------------------------------ -----------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with a secondary goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Advantus Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT (formerly, Strong Opportunity Fund II, Inc.: Investor
Class)
This sub-account is only available in policies issued before February 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of these firms have an affiliate that acts as an investment adviser or a sub-advisor to one or more of the underlying fund that are offered under the policy. You have voting rights with respect to the Sub-Accounts. For more information, see "Voting Rights" beginning on page 55.

PLEASE REFER TO THE PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------- ----------------------------------------------------

POLICY OWNER RIGHTS

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. If approved by us, the change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured's characteristics. For more information, see "Change Of Insured Rider," on page 31.

--------------------------- ----------------------------------------------------

THE BENEFICIARY

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

--------------------------- ----------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.
--------------------------- ----------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

--------------------------- ----------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

--------------------------- ----------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Premium And Sub-Account Valuation," beginning on page 37.

--------------------------- ----------------------------------------------------

TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 42.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy's Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds," beginning on page 40.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

--------------------------- ----------------------------------------------------

SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 38.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

--------------------------------------------------------------------------------
FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy," on page 28.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 30% of the policy's Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

--------------------------------------------------------------------------------

MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the internet or telephone, including:

o requiring forms of personal identification before acting upon instructions;

o providing you with written confirmation of completed transactions; and/or

o recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

--------------------------- ----------------------------------------------------
TO IRREVOCABLY TRANSFER CASH VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 52. This policy will terminate when the new policy takes effect.

--------------------------- ----------------------------------------------------
TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 47.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 51. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 46.

--------------------------------------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 46.
--------------------------- ----------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. However, the payment will be postponed when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

>    no additional Premium payments will be allowed;

>    no changes to the amount of the Specified Amount will be allowed;

> if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 41;

> the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

> 100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

> the Proceeds payable at the Insured's death will be the greater of the Death Benefit or the Cash Value;

> the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

> the Maturity Date will not be extended where the policy will fail the definition of life insurance.
--------------------------------------------------------------------------------

REPORTS AND ILLUSTRATIONS

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

o    the specified coverage amount

o    the current Cash Value

o    Premiums paid

o    the Cash Surrender Value

o    all charges since the last report

o    outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

--------------------------------------------------------------------------------

ERRORS OR MISSTATEMENTS

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured's death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
-------------------------------------------------------------------------------

INCONTESTABILITY

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

--------------------------------------------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------

Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; until we have paid the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional Protection (insurance) Rider, see "In
Summary: Fee Tables," beginning on page 6 and "Charges," beginning on page 32.

--------------------------- ----------------------------------------------------

CHANGE OF INSURED RIDER

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

--------------------------- ----------------------------------------------------

ADDITIONAL (INSURANCE) PROTECTION RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options," on page 41.

The Rider's cost is determined by multiplying a monthly cost of insurance by the Rider's Death Benefit amount. For more information, see "In Summary: Fee Tables," beginning on page 6. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider's effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider's Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider's Death Benefit to reflect the true age.

--------------------------------------------------------------------------------
                                     PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.
--------------------------- ----------------------------------------------------

INITIAL PREMIUM

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy. If we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy.

--------------------------- ----------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

> We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

> We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

> We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

--------------------------------------------------------------------------------
                                    CHARGES
--------------------------------------------------------------------------------

PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy's cash value (rather than a Premium payment), except for mortality and expense risk . We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

PREMIUM LOAD (CHARGE)

This charge amounts to no more than 9.0% of Premium and is reduced to 5.5% of Premium payment starting with the eighth policy year. The charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

We calculate the Premium load charge using a "target premium." Federal tax law limits the amount of Premium you can pay and have the policy continue to be life insurance for tax purposes. For more information, see "The Minimum Required Death Benefit," beginning on page 41. Target premium is 28.57% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: the policy is not a "modified endowment contract" as defined in the Code. For more information see, "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 50. The policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you are paying seven level, annual Premiums.

Currently, the charges for policies vary according to the time of purchase and amount of annual Premium as follows:

     For Policies Issued On or After September 9, 2002 With $500,000 Or More Of Annual Premium Per Owner

For the first five policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to "target Premium",

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 3.29% minus (1.29% of the Premium times the proportion of additional protection rider to the total Specified Amount) of the Premium payments for the additional protection rider portion of the Specified Amount;

For policy years six through ten: 3.50% of Premium payments;
For policy years eleven and after: 2.00 % of Premium payments.

     For Policies Issued On or After September 9, 2002 With Less Than $500,000 Of Annual Premium Per Owner

For the first seven policy years:

     9.00% of Premium payments up to target premium;

     plus 7.00% of Premium payments over the target premium;

For policy years eight through ten: 5.50% of Premium payments; and then For policy years eleven and after: 3.50% of Premium payments.

                 For Policies Issued Prior To September 9, 2002

For the first seven policy years:

     9.00% of Premium payments for the base (non-rider) portion of the Specified Amount up to target Premium;

     plus 6.50% of Premium payments in the excess of the target premium for the base (non-rider) portion of the Specified Amount,

     plus 6.50% of Premium Payments for the additional protection rider portion of the Specified Amount.

For years eight and after: 3.50% Premium payments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

--------------------------------------------------------------------------------
COST OF INSURANCE

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

--------------------------------------------------------------------------------
MORTALITY  AND EXPENSE RISK

This charge is guaranteed not to exceed 0.75% of the policy's Cash Value on an annualized basis. Currently, during the first through fourth years from the Policy Date, this charge is 0.40% per annum of Cash Value and during the fifth through twentieth years from the Policy Date, it is 0.25% per annum of Cash Value. Thereafter, this charge currently is 0.10% per annum of Cash Value. The charge compensates us for assuming risks associated with mortality and expense costs and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. The charge is guaranteed not to exceed a stipulated maximum. For more information, see "In Summary: Fee Tables," beginning on page 6.

--------------------------------------------------------------------------------

POLICY LOAN INTEREST

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.
--------------------------------------------------------------------------------

ADMINISTRATIVE

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

---------------------------- ---------------------------------------------------
ADDITIONAL (INSURANCE) PROTECTION RIDER


This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider's current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider's current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.
--------------------------------------------------------------------------------

A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," section sets out the costs you incur when you purchase this policy. The following two paragraphs describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." We pay commission of up to 28% of first year premiums and up to 10% for renewal premiums after the first year. Other compensation may total up to 13% of first year premium.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximums discussed above. Commission may be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.

The payment of such total compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of total compensation we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services brokerage firms provide. Individual registered representatives typically receive a portion of the total compensation we pay, depending on their arrangement with their brokerage firm.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding paragraphs. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the cash value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the cash value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the cash value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

--------------------------- ----------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.
--------------------------------------------------------------------------------

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.

--------------------------- ----------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York
Stock Exchange (NYSE) is open for  business, unless we are closed

We will not price Sub-Account Units on these recognized holidays.

        o New Year's Day                             o Independence Day
        o Martin Luther King, Jr. Day                o Labor Day
        o Presidents' Day                            o Thanksgiving
        o Good Friday                                o Christmas
        o Memorial Day

In addition, we will not price Sub-Account Units if:

o trading on the New York Stock Exchange is restricted;

o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

--------------------------------------------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

o the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c) is a charge for Mortality and Expense Risk.

--------------------------------------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 37 and "Loan Amount And Interest," beginning on page 46.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------------------------------------------------------------

DOLLAR  COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund:
Class I.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

--------------------------------------------------------------------------------
                               THE DEATH BENEFIT
--------------------------------------------------------------------------------
CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.


DEATH BENEFIT OPTIONS

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

     OPTION ONE

     The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

     OPTION TWO

     The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

     OPTION THREE

     The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender," beginning on page 43. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

--------------------------------------------------------------------------------

THE MINIMUM REQUIRED DEATH BENEFIT

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

> the cash value accumulation test; or

> the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

--------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

-------------------------- -----------------------------------------------------

SUICIDE


If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

FULL SURRENDER

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page
39. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.
--------------------------------------------------------------------------------
OTHER AMOUNTS PAID AT SURRENDER

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy's Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

o the number of Insureds;

o the nature of the relationship among individual Insureds;

o the purpose for which the policies are being purchased;

o the expected persistency of the policies; and

o any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy's Cash Surrender Value from our general account. WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

--------------------------------------------------------------------------------

PARTIAL SURRENDER

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

> the minimum partial surrender is $500;

> a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

> the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

> after the partial surrender, the policy continues to qualify as life insurance.

--------------------------------------------------------------------------------

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy's Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

> occurs before the 15th policy anniversary; and


> when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

> against the most recent increase in the Specified Amount;

> against the next most recent increases in the Specified Amount in succession;
  and

> against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 50.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured's death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued," beginning on page 38. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of "The Payout Options" section only, "you" means the person we are obligated to pay.
--------------------------------------------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

--------------------------------------------------------------------------------

FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

JOINT AND SURVIVOR LIFE


We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

--------------------------------------------------------------------------------

ALTERNATE LIFE INCOME


We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

--------------------------------------------------------------------------------

LOAN  AMOUNT AND INTEREST

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)  is 90% of the Sub-Account portfolios;

(2)  is 100% of the fixed account; and

(3)  is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

--------------------------------------------------------------------------------

COLLATERAL

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

--------------------------------------------------------------------------------

REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

--------------------------------------------------------------------------------

NET EFFECT OF LOANS

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.
--------------------------------------------------------------------------------

GRACE PERIOD

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

--------------------------------------------------------------------------------
REINSTATEMENT

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

> submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

> providing evidence of insurability satisfactory to us;

> paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

> paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

> paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax (but not the gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------------------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

--------------------------------------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 41. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

--------------------------------------------------------------------------------
PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 41.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds the Premiums paid into the policy at the time of the transaction. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

-------------------------------------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

> the value each year of the life insurance protection provided;

> an amount equal to any employer-paid Premiums;

> some or all of the amount by which the current value exceeds the employer's interest in the policy; or

> interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------- ----------------------------------------------------
EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. However, if you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

--------------------------------------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section
101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because the application of these rules is affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

-------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

A Premium load is assessed on each Premium payment, and their remainder is invested in accordance with your investment allocations. The Premium load partially recovers certain taxes assessed by federal and state taxing authorities. For more information, see "Premium Load (Charge)," at page 33.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-C
--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VL Separate Account-C is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

--------------------------------------------------------------------------------

ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS


Where permitted by applicable law, we reserve the right to:

> remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

> substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

> substitute or close Sub-Accounts to allocations;

> transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

> combine the separate account with other separate accounts, and/or create new separate accounts;

> deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

> modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

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                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide's parent):

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of

Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.
--------------------------------------------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and for Nationwide VL Separate Account - C. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ATTAINED AGE - The Insured's Issue Age plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans and minus any outstanding charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CODE - The Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT EXPERIENCE - The rate of return or performance for investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET AMOUNT AT RISK - The policy's Death Benefit (consisting of base and Additional Protection Rider coverage) minus the policy's Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY DATA PAGE - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY DATE - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SPECIFIED AMOUNT - The dollar amount of insurance the owner selects. The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUB-ACCOUNTS - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNIT - Determines the variable investment part of your policy's Cash Value. It represents your interest in the Sub-Accounts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YOU, YOUR or the POLICY OWNER OR OWNER - the person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------



                                       A-2